Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	522,994,681.83	28,543
Yield Supplement Overcollateralization Amount 06/30/21	23,569,113.48	0
Receivables Balance 06/30/21	546,563,795.31	28,543
Principal Payments	24,806,932.71	715
Defaulted Receivables	198,159.45	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	22,133,221.95	0
Pool Balance at 07/31/21	499,425,481.20	27,816

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.23%
Prepayment ABS Speed	1.71%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	2,031,555.91	91
Past Due 61-90 days	470,274.20	24
Past Due 91-120 days	176,288.54	10
Past Due 121+ days	0.00	0
Total	2,678,118.65	125

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	101,072.65
Aggregate Net Losses/(Gains) - July 2021	97,086.80
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.21%
Prior Net Losses Ratio	-0.09%
Second Prior Net Losses Ratio	0.13%
Third Prior Net Losses Ratio	0.11%
Four Month Average	0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Overcollateralization Target Amount	5,743,393.03
Actual Overcollateralization	5,743,393.03
Weighted Average Contract Rate	3.69%
Weighted Average Contract Rate, Yield Adjusted	6.06%
Weighted Average Remaining Term	47.91

Flow of Funds	$ Amount
Collections	26,562,614.36
Investment Earnings on Cash Accounts	209.22
Servicing Fee	(455,469.83)
Transfer to Collection Account	-
Available Funds	26,107,353.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	252,224.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,804,761.79
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,743,393.03
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,509,268.59

Total Distributions of Available Funds	26,107,353.75

Servicing Fee	455,469.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	516,980,242.99
Principal Paid	23,298,154.82
Note Balance @ 08/16/21	493,682,088.17

Class A-1
Note Balance @ 07/15/21	0.00
Principal Paid	0.00
Note Balance @ 08/16/21	0.00
Note Factor @ 08/16/21	0.0000000%

Class A-2a
Note Balance @ 07/15/21	98,790,760.54
Principal Paid	19,164,344.53
Note Balance @ 08/16/21	79,626,416.01
Note Factor @ 08/16/21	34.3513443%

Class A-2b
Note Balance @ 07/15/21	21,309,482.45
Principal Paid	4,133,810.29
Note Balance @ 08/16/21	17,175,672.16
Note Factor @ 08/16/21	34.3513443%

Class A-3
Note Balance @ 07/15/21	281,800,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	281,800,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-4
Note Balance @ 07/15/21	76,830,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	76,830,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	25,500,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	25,500,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	12,750,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	12,750,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	299,930.34
Total Principal Paid	23,298,154.82
Total Paid	23,598,085.16

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	45,279.10
Principal Paid	19,164,344.53
Total Paid to A-2a Holders	19,209,623.63

Class A-2b
One-Month Libor	0.09313%
Coupon	0.34313%
Interest Paid	6,499.49
Principal Paid	4,133,810.29
Total Paid to A-2b Holders	4,140,309.78

Class A-3
Coupon	0.63000%
Interest Paid	147,945.00
Principal Paid	0.00
Total Paid to A-3 Holders	147,945.00

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3538250
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4846107
Total Distribution Amount	27.8384357

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1953369
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	82.6762059
Total A-2a Distribution Amount	82.8715428

A-2b Interest Distribution Amount	0.1299898
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	82.6762058
Total A-2b Distribution Amount	82.8061956

A-3 Interest Distribution Amount	0.5250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5250000

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	206.23
Noteholders' Third Priority Principal Distributable Amount	547.25
Noteholders' Principal Distributable Amount	246.52

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	8,498,098.59
Investment Earnings	188.36
Investment Earnings Paid	(188.36)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,409,691.93	$1,336,707.78	$1,346,457.67
Number of Extensions	61	53	51
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.23%	0.22%